Investments (Marketable Equity and Debt Securities and Cash Equivalents (Classified as Available-for-sale) and Cost Method Investments in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Investment Holdings [Line Items]
Amortized Cost, Total		$ 3,200	$ 3,053
Total Unrealized Gains	[1]	1,899	1,443
Total Unrealized Losses	[1],[2]	(6)	(12)
Fair Value		5,093	4,484
Cash Equivalents and Other [Member]
Investment Holdings [Line Items]
Amortized Cost, Total	[3]	34	12
Fair Value	[3]	34	12
Cost Method Investments [Member]
Investment Holdings [Line Items]
Amortized Cost, Total		68	69
Fair Value		68	69
Common/collective trust funds
Investment Holdings [Line Items]
Amortized Cost, Total		60	67
Fair Value		60	67
Virginia Electric and Power Company
Investment Holdings [Line Items]
Amortized Cost, Total		1,549	1,473
Total Unrealized Gains	[1]	852	639
Total Unrealized Losses	[1],[4]	(2)	(6)
Fair Value		2,399	2,106
Virginia Electric and Power Company | Cash Equivalents and Other [Member]
Investment Holdings [Line Items]
Amortized Cost, Other Investments	[5]	22	7
Fair Value	[5]	22	7
Virginia Electric and Power Company | Cost Method Investments [Member]
Investment Holdings [Line Items]
Amortized Cost, Other Investments		68	69
Fair Value		68	69
Virginia Electric and Power Company | Common/collective trust funds
Investment Holdings [Line Items]
Amortized Cost, Marketable Securities		27	26
Fair Value		27	26
Corporate debt instruments
Investment Holdings [Line Items]
Amortized Cost, Total		430	478
Total Unrealized Gains	[1]	15	13
Total Unrealized Losses	[1]	(1)	(4)
Fair Value		444	487
Corporate debt instruments | Virginia Electric and Power Company
Investment Holdings [Line Items]
Amortized Cost, Marketable Securities		216	274
Total Unrealized Gains	[1]	8	6
Total Unrealized Losses	[1]		(4)
Fair Value		224	276
Government Securities [Member]
Investment Holdings [Line Items]
Amortized Cost, Total		1,039	978
Total Unrealized Gains	[1]	27	22
Total Unrealized Losses	[1]	(5)	(8)
Fair Value		1,061	992
Government Securities [Member] | Virginia Electric and Power Company
Investment Holdings [Line Items]
Amortized Cost, Marketable Securities		482	420
Total Unrealized Gains	[1]	13	9
Total Unrealized Losses	[1]	(2)	(2)
Fair Value		493	427
U.S. | Equity securities:
Investment Holdings [Line Items]
Amortized Cost, Total		1,569	1,449
Total Unrealized Gains	[1]	1,857	1,408
Fair Value		3,426	2,857
U.S. | Equity securities: | Virginia Electric and Power Company
Investment Holdings [Line Items]
Amortized Cost, Marketable Securities		734	677
Total Unrealized Gains	[1]	831	624
Fair Value		$ 1,565	$ 1,301

[1]	Included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
[2]	The fair value of securities in an unrealized loss position was $565 million and $576 million at December 31, 2017 and 2016, respectively.
[3]	Includes pending sales of securities of $5 million and $9 million at December 31, 2017 and 2016, respectively.
[4]	The fair value of securities in an unrealized loss position was $234 million and $287 million at December 31, 2017 and 2016, respectively.
[5]	Includes pending sales of securities of $6 million and $7 million at December 31, 2017 and 2016, respectively.